SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
BASIS OF ACCOUNTING	BASIS OF ACCOUNTING - The financial statements of the Plan are prepared on the accrual basis of accounting.
USE OF ESTIMATES
USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires the Plan administrator to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.

INVESTMENT VALUATION AND INCOME RECOGNITION
INVESTMENT VALUATION AND INCOME RECOGNITION - The Plan holds a divided interest in the net assets of the Kennametal Inc. Master Trust (Master Trust) as of December 31, 2025 and 2024. The Master Trust investments are reported at fair value (except for the fully benefit-responsive investment contract, which is reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan's ERISA Compliance Committee (Committee) determines the Plan's valuation policies utilizing information provided by its investment advisors, investment consultants, and the custodian. See Note 4 for discussion of fair value measurements and Note 5 for discussion of the fully benefit-responsive investment contract.
Purchases and sales of securities are recorded on the trade-date basis. Gains and losses on securities sold or redeemed are determined on the basis of average cost. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Plan interest in the Master Trust investment income includes the Plan’s gains and losses on investments bought and sold as well as held during the year and interest and dividends.

NOTES RECEIVABLE FROM PARTICIPANTS
NOTES RECEIVABLE FROM PARTICIPANTS - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant's loan to be in default, the participant's loan balance is reduced and a benefit payment is recorded as a loan default deemed distribution.

PAYMENT OF BENEFITS	PAYMENT OF BENEFITS - Benefit payments are recorded when paid.
EXPENSES
EXPENSES - Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Record keeping fees are charged equally to each participant and are classified as administrative expenses in the accompanying statement of changes in net assets available for benefits. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses in the accompanying statement of changes in net assets available for benefits. Investment-related expenses are included in Plan interest in the Master Trust investment income.

SUBSEQUENT EVENTS
SUBSEQUENT EVENTS - The Plan's management evaluated subsequent events after the statement of net assets available for benefits date of December 31, 2025 and prior to the issuance of the Plan's financial statements and concluded that no subsequent events occurred that would require recognition or disclosure in the Plan's financial statements. Subsequent to December 31, 2025, the Company approved the merger of the Kennametal Savings Plan (Savings) into the Plan. The merger was completed in April 2026, at which time the net assets and participant account balances of the Savings plan were transferred into the Plan.